As filed with the Securities and Exchange Commission on September 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS

(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2011

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Long Positions (94.5%)

Common Stocks (30.8%)

Canada (1.2%)
1,965	Neo Material Technologies	18,304	*
1,098	Tahoe Resources	22,467	*
520	West Fraser Timber	24,877
578	Wi-LAN, Inc.	5,451
		71,099
China (0.2%)
2,500	Orient Overseas International	14,174

Finland (0.5%)
682	Nokian Renkaat	31,900

Italy (0.1%)
687	De'Longhi SPA	8,459

Japan (8.2%)
1,500	ARCS Co.	26,241
6,200	Arnest One	71,744
1,000	Cocokara Fine	26,098
1,100	Cosmos Pharmaceutical	51,232
7	Dr. Ci:Labo	37,937
2,000	Hoshizaki Electric	45,397
2,100	Iida Home Max	19,223
2,500	JSP Corp.	46,357
500	K's Holdings	23,389
2,000	Nichias Corp.	12,345
300	Nippon Ceramic	6,537
3,300	Ship Healthcare Holdings	69,632
1,900	Tachi-S Co.	36,809
4,700	Tomony Holdings	20,344
		493,285
Singapore (0.2%)
553	XP Power	13,821

Switzerland (0.2%)
280	Meyer Burger Technology	9,829	*

United Kingdom (3.4%)
17,427	Barratt Developments	28,079	*
428	Bellway PLC	4,626
1,112	Bodycote PLC	7,035
4,157	Fenner PLC	26,319
363	Fresnillo PLC	10,415
4,435	Hochschild Mining	34,720
6,712	Northgate PLC	33,808	*
1,067	Oxford Instruments	17,260
5,263	Persimmon PLC	39,717
		201,979
United States (16.8%)
1,517	Alaska Air Group	92,719	*
7,599	Boise, Inc.	52,661
2,565	Buckeye Technologies	68,973
334	Cliffs Natural Resources	30,000
10,116	CNO Financial Group	74,353	*È
2,568	CVR Energy	68,951	*È
101	Domtar Corp.	8,075
4,100	Entegris, Inc.	35,137	*È
1,137	Genworth Financial, Class A	9,460	*
2,753	Jazz Pharmaceuticals	111,414	*
769	Kraton Performance Polymers	27,761	*
412	Kronos Worldwide	12,755
4,004	Kulicke & Soffa Industries	36,837	*È
1,933	MBIA, Inc.	17,784	*È
349	Polypore International	23,732	*
548	Sauer-Danfoss	26,030	*
1,186	Sinclair Broadcast Group, Class A	11,753
2,357	SkyWest, Inc.	30,311	È
2,609	Sunrise Senior Living	23,011	*È
1,187	Teradyne, Inc.	16,013	*È
1,042	Tesoro Corp.	25,310	*È
715	United Rentals	16,452	*È
11,231	US Airways Group	70,081	*È
786	Virnetx Holding	23,902	*
1,191	Vishay Intertechnology	16,400	*È
4,219	Western Refining	86,194	*È
		1,016,069
Total Common Stocks (Cost $1,814,901)		1,860,615

Equity Funds (6.3%)
7,870	Vanguard MSCI Emerging Markets Index (Cost $390,872)	380,593

Short-Term Investments (57.4%)
3,463,614	State Street Institutional Government Money Market Fund Institutional Class (Cost $3,463,614)	3,463,614	Ø

Total Long Positions (94.5%) (Cost $5,669,387)		5,704,822	##
Cash, receivables and other assets, less liabilities (36.0%)		2,171,166	±

Short Positions (see summary below) ((30.5)%)		(1,841,892)

Total Net Assets (100.0%)		$6,034,096

Short Positions ((30.5)%)

Common Stocks Sold Short ((30.5)%) ØØ

Canada ((2.1)%)
(3,634)	Lions Gate Entertainment	(25,801)	*
(2,532)	Minefinders Corp.	(36,995)	*
(302)	Niko Resources	(20,770)
(443)	Seabridge Gold	(12,338)	*
(597)	Ultra Petroleum	(27,951)	*
		(123,855)
Finland ((0.1)%)
(743)	Outokumpu Oyj	(7,926)

Germany ((0.4)%)
(4,904)	Sky Deutschland	(23,179)	*

Hong Kong ((0.2)%)
(8,000)	Li & Fung	(13,302)

Japan ((7.6)%)
(16,000)	Daiwa Securities Group	(69,593)
(20,000)	Mazda Motor	(54,958)	*
(2,900)	Mitsumi Electric	(28,068)
(167)	Monex Group	(34,584)
(1,200)	Nippon Paper Group	(26,805)
(8,000)	Nippon Sheet Glass	(25,516)
(12,800)	Nomura Holdings	(62,140)
(3,600)	Resona Holdings	(17,840)
(48)	SBI Holdings	(4,709)
(200)	Sony Corp.	(5,016)
(600)	Sumco Corp.	(9,500)	*
(13,000)	Sumitomo Metal Industries	(31,164)
(4,600)	Tohoku Electric Power	(59,449)
(7,000)	Tokyo Tatemono	(28,578)
		(457,920)
Portugal ((0.2)%)
(2,868)	Banco Espirito Santo	(10,854)

Switzerland ((0.2)%)
(844)	Kudelski SA	(11,009)

United Kingdom ((3.7)%)
(159)	Amdocs Ltd.	(5,013)	*
(979)	Autonomy Corp.	(26,941)	*
(7,320)	Capita Group	(86,097)
(1,106)	Diageo PLC	(22,497)
(1,147)	Essar Energy	(6,758)	*
(4,215)	G4S PLC	(18,936)
(3,212)	Inmarsat PLC	(28,426)
(3,477)	Serco Group	(30,763)
		(225,431)
United States ((16.0)%)
(1,105)	Accuray, Inc.	(7,625)	*
(465)	Accuride Corp.	(5,324)	*
(171)	Advent Software	(3,972)	*
(1,684)	Amylin Pharmaceuticals	(20,056)	*
(799)	Auxilium Pharmaceuticals	(14,973)	*
(2,563)	Chesapeake Lodging Trust	(42,290)
(506)	Cobalt International Energy	(6,234)	*
(761)	Constant Contact	(14,406)	*
(352)	Corporate Office Properties	(10,937)
(8,824)	Deltek, Inc.	(63,180)	*
(424)	Electronic Arts	(9,434)	*
(1,778)	Emdeon, Inc.	(27,559)	*
(3,101)	Enzon Pharmaceuticals	(30,142)	*
(120)	EOG Resources	(12,240)
(3,336)	FelCor Lodging Trust	(17,147)	*
(13,427)	Geron Corp.	(51,694)	*
(61)	Google Inc., Class A	(36,825)	*
(386)	Grand Canyon Education	(5,941)	*
(328)	Greenhill & Co.	(14,445)
(2,775)	Halozyme Therapeutics	(19,259)	*
(5,379)	Harbinger Group	(28,562)	*
(3,529)	Heckmann Corp.	(21,280)	*
(1,400)	Hudson Pacific Properties	(21,350)
(866)	Idenix Pharmaceuticals	(5,785)	*
(1,791)	Isis Pharmaceuticals	(15,474)	*
(12,210)	Limelight Networks	(50,305)	*
(1,284)	Live Nation Entertainment	(14,252)	*
(6,587)	MedAssets, Inc.	(83,457)	*
(3,648)	Micromet, Inc.	(20,648)	*
(1,760)	Nektar Therapeutics	(11,334)	*
(1,895)	Pebblebrook Hotel Trust	(37,464)
(3,076)	Penn Virginia	(40,357)
(1,393)	Royal Gold	(89,291)
(1,302)	Solarwinds, Inc.	(28,006)	*
(294)	Urban Outfitters	(9,567)	*
(5,747)	US Gold	(36,493)	*
(469)	USG Corp.	(5,337)	*
(916)	VCA Antech	(17,899)	*
(507)	WebMD Health	(17,872)	*
		(968,416)
Total Short Positions (Proceeds $(1,949,062))		(1,841,892)

See Notes to Schedule of Investments

Global Allocation Fund (Unaudited)
LONG POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Equity Funds	$380,593	6.3%
Airlines	193,111	3.2%
Oil, Gas & Consumable Fuels	180,455	3.0%
Household Durables	152,625	2.5%
Machinery	114,610	1.9%
Pharmaceuticals	111,414	1.9%
Chemicals	105,177	1.7%
Food & Staples Retailing	103,571	1.7%
Paper & Forest Products	101,925	1.7%
Insurance	101,597	1.7%
Metals & Mining	97,602	1.6%
Health Care Providers & Services	92,643	1.5%
Semiconductors & Semiconductor Equipment	87,987	1.5%
Auto Components	68,709	1.1%
Containers & Packaging	52,661	0.9%
Electronic Equipment, Instruments & Components	40,197	0.7%
Personal Products	37,937	0.6%
Electrical Equipment	37,553	0.6%
Road & Rail	33,808	0.6%
Software	23,902	0.4%
Specialty Retail	23,389	0.4%
Commercial Banks	20,344	0.3%
Real Estate Management & Development	19,223	0.3%
Trading Companies & Distributors	16,452	0.3%
Marine	14,174	0.2%
Building Products	12,345	0.2%
Media	11,753	0.2%
Communications Equipment	5,451	0.1%
Short-Term Investments and Other Assets-Net	5,634,780	93.4%
Short Positions (see summary below)	(1,841,892)	(30.5)%

	$6,034,096	100.0%

Global Allocation Fund (Unaudited)
SHORT POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Metals & Mining	$(214,207)	(3.5)%
Capital Markets	(185,471)	(3.1)%
Biotechnology	(163,058)	(2.7)%
Software	(131,533)	(2.2)%
Real Estate Investment Trusts	(129,188)	(2.1)%
Internet Software & Services	(119,408)	(2.0)%
Oil, Gas & Consumable Fuels	(114,310)	(1.9)%
Health Care Technology	(111,016)	(1.8)%
Professional Services	(86,097)	(1.4)%
Media	(63,232)	(1.0)%
Electric Utilities	(59,449)	(1.0)%
Automobiles	(54,958)	(0.9)%
Commercial Services & Supplies	(49,699)	(0.8)%
Beverages	(43,777)	(0.7)%
Electronic Equipment, Instruments & Components	(39,077)	(0.7)%
Building Products	(30,853)	(0.5)%
Commercial Banks	(28,694)	(0.5)%
Real Estate Management & Development	(28,578)	(0.5)%
Food Products	(28,562)	(0.5)%
Diversified Telecommunication	(28,426)	(0.5)%
Paper & Forest Products	(26,805)	(0.4)%
Pharmaceuticals	(26,307)	(0.4)%
Health Care Providers & Services	(17,899)	(0.3)%
Distributors	(13,302)	(0.2)%
Specialty Retail	(9,567)	(0.2)%
Semiconductors & Semiconductor Equipment	(9,500)	(0.2)%
Health Care Equipment & Services	(7,625)	(0.1)%
Diversified Consumer Services	(5,941)	(0.1)%
Machinery	(5,324)	(0.1)%
Household Durables	(5,016)	(0.1)%
IT Services	(5,013)	(0.1)%

Total Common Stocks Sold Short	$(1,841,892)	(30.5)%

July 31, 2011 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Global Allocation Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities (long and short positions) and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Forward foreign currency contracts are determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

Total return swaps are determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures, or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2011:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$71,099	$-	$-	$71,099
China	-	14,174	-	14,174
Finland	-	31,900	-	31,900
Italy	-	8,459	-	8,459
Japan	-	493,285	-	493,285
Singapore	-	13,821	-	13,821
Switzerland	-	9,829	-	9,829
United Kingdom	24,295	177,684	-	201,979
United States	1,016,069	-	-	1,016,069
Total Common Stocks	1,111,463	749,152	-	1,860,615
Equity Funds	380,593	-	-	380,593
Short-Term Investments	-	3,463,614	-	3,463,614
Total Investments	$1,492,056	$4,212,766	$-	$5,704,822

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Forward contracts	$-	$1,462	$-	$1,462
Futures contracts	149,947	-	-	149,947
Total	$149,947	$1,462	$-	$151,409

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short
Canada	$(123,855)	$-	$-	$(123,855)
Finland	-	(7,926)	-	(7,926)
Germany	-	(23,179)	-	(23,179)
Hong Kong	-	(13,302)	-	(13,302)
Japan	-	(457,920)	-	(457,920)
Portugal	-	(10,854)	-	(10,854)
Switzerland	-	(11,009)	-	(11,009)
United Kingdom	(5,013)	(220,418)	-	(225,431)
United States	(968,416)	-	-	(968,416)
Total Common Stocks Sold Short	(1,097,284)	(744,608)	-	(1,841,892)
Total	$(1,097,284)	$(744,608)	$-	$(1,841,892)

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Total return swap contracts	$-	$(16,141)	$-	$(16,141)
Total	$-	$(16,141)	$-	$(16,141)

##
At July 31, 2011, the cost of investments for U.S. federal income tax purposes was $5,670,434. Gross unrealized appreciation of investments was $155,889 and gross unrealized depreciation of investments was $121,501, resulting in net unrealized appreciation of $34,388 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

Ø
All or a portion of this security is segregated in connection with obligations for common stocks sold short, open forward foreign currency contracts, total return swap contracts and/or financial futures contracts.

ØØ
At July 31, 2011, the Fund had deposited $1,926,614 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.

±	At July 31, 2011, open positions in financial futures contracts were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
August 2011	2 Hang Seng Index	Long	$821
September 2011	2 CHF Currency Futures	Long	18,162
September 2011	4 DJ Euro STOXX 50 Index	Long	(5,489)
September 2011	1 Euro Currency Futures	Long	(1,150)
September 2011	3 FTSE 100 Index	Long	(5,039)
September 2011	2 German Euro Bund	Long	15,059
September 2011	8 Government of Canada Bond, 10 Year	Long	27,139
September 2011	6 Mini Japanese Government Bond, 10 Year	Long	7,872
September 2011	17 S&P 500 E-mini Index	Long	12,720
September 2011	7 UK Government Gilt Bond	Long	52,888
September 2011	13 U.S. Treasury Notes, 10 Year	Long	50,750
September 2011	4 ASX SPI 200 Index	Short	21,917
September 2011	8 Australian T-Bond, 10 Year	Short	(31,144)
September 2011	5 Canadian Dollar	Short	(4,086)
September 2011	1 Japanese Yen	Short	(7,963)
September 2011	3 Pound Sterling	Short	(1,013)
September 2011	1 S&P TSE 60 Index	Short	7,829
September 2011	2 TOPIX Index	Short	(9,326)
Total			$149,947

At July 31, 2011, the Fund had deposited $175,693 in a segregated account, to cover margin requirements on open futures contracts.

At July 31, 2011, the Fund had outstanding total return swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Variable-rate Payments Made/Received by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

JP Morgan	$2,625,000	January 5, 2012	.615%(1)	JP Morgan Global Government Bond Total Return Index Un hedged	$(1,122)	$65,365	$64,243

JP Morgan	2,774,771	January 10, 2012	(.055)%(2)	MSCI Daily Total Return Net World Index	100	(80,484)	(80,384)

Totals					$(1,022)	$(15,119)	$(16,141)

(1) 3 month LIBOR (London Interbank Offered Rate) plus .37% at July 5, 2011.

(2) 3 month LIBOR (London Interbank Offered Rate) minus .30% at July 6, 2011.

At July 31, 2011, open forward contracts for the Fund were as follows:
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)

Chilean Peso	Goldman Sachs	50,554,907 CLP	$ 108,301	8/11/11	$ 110,367	$ 2,066

New Taiwan Dollar	Goldman Sachs	3,108,239 TWD	108,301	8/11/11	107,799	(502)

Polish Zloty	Goldman Sachs	174,153 PLN	63,605	8/11/11	62,531	(1,074)

South Korean Won	Goldman Sachs	115,486,771 KRW	108,301	8/11/11	109,468	1,167

Total						$1,657

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)

Brazilian Real	Goldman Sachs	138,809 BRL	$ 88,245	8/11/11	$ 89,297	$ (1,052)

Czech Koruna	Goldman Sachs	105,583 CZK	6,303	8/11/11	6,275	28

Hungarian Forint	Goldman Sachs	9,045,763 HUF	49,280	8/11/11	48,145	1,135

Indonesian Rupiah	Goldman Sachs	774,362,961 IDR	90,537	8/11/11	90,962	(425)

Mexican Peso	Goldman Sachs	1,262,115 MXN	108,301	8/11/11	107,441	860

Singapore Dollar	Goldman Sachs	33,069 SGD	26,932	8/11/11	27,465	(533)

South African Rand	Goldman Sachs	127,936 ZAR	18,910	8/11/11	19,118	(208)

Total						$(195)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  September 23, 2011

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  September 23, 2011